Income Taxes - Reconciliation of the tax provision at the U.S. federal statutory rate to the provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Tax at Statutory	$ (114,850)	$ 2,207	$ 9,310
Non-Deductible Expenses	639	75	57
Equity Compensation Plan	85,227	(3,125)	990
Non-Deductible Private Placement Warrants and unvested founder shares Liability	(7,439)
State Taxes (net)	(1,741)	1,704	2,617
Valuation Allowance	2,555
Non-Deductible Compensation	2,725
Tax Credits	(915)
Other	40	87	9
State Deferred Rate Changes	7,416	(149)	(4,875)
Total (benefit) provision from continuing operations	$ (26,343)	$ 799	$ 8,108